Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings (loss)	$ (253)	$ 176	$ (90)
Depreciation and amortization	798	709	710
Net gain on sale of assets	(9)	(45)	0
Accretion of provisions	30	23	24
Decommissioning and restoration costs settled	(18)	(34)	(31)
Deferred income tax recovery	(85)	(18)	(34)
Unrealized (gain) loss from risk management activities	42	(32)	30
Unrealized foreign exchange loss	1	13	28
Provisions	9	13	7
Asset impairment charges	84	25	73
Equity income, net of distributions from Joint Ventures	(1)	0	0
Other non-cash items	15	(102)	147
Cash flow from operations before changes in working capital	613	728	864
Change in non-cash operating working capital balances	89	121	(44)
Cash flow from operating activities	702	849	820
Investing activities
Additions to property, plant and equipment	(486)	(417)	(277)
Additions to intangibles	(14)	(14)	(20)
Restricted cash	(39)	34	(35)
Loan receivable	(5)	(10)
Loan receivable			1
Acquisitions, net of cash acquired	(32)	(117)	(30)
Acquisition of investments (Note 10)	(102)	0	0
Investment in the Pioneer Pipeline	0	(83)	(15)
Proceeds on sale of property, plant and equipment	6	13	2
Realized gains on financial instruments	2	3	2
Decrease in finance lease receivable	17	24	59
Other	(12)	23	15
Change in non-cash investing working capital balances	(22)	32	(96)
Cash flow used in investing activities	(687)	(512)	(394)
Financing activities
Net increase (decrease) in borrowings under credit facilities	(106)	(119)	312
Repayment of long-term debt	(489)	(96)	(1,179)
Issuance of long-term debt	753	166	345
Issuance of exchangeable securities	400	350	0
Net proceeds on sale of non-controlling interest in subsidiary	0	0	144
Repurchase of common shares under NCIB	(57)	(68)	(23)
Realized gains on financial instruments	3	0	48
Distributions paid to subsidiaries' non-controlling interests	(97)	(106)	(165)
Decrease in finance lease obligations	(25)	(21)	(18)
Financing fees and other	(11)	(35)	(31)
Change in non-cash financing working capital balances	(13)	0	2
Cash flow from (used in) financing activities	272	(14)	(651)
Cash flow from (used in) operating, investing, and financing activities	287	323	(225)
Effect of translation on foreign currency cash	5	(1)	0
Increase (decrease) in cash and cash equivalents	292	322	(225)
Cash and cash equivalents, beginning of year	411	89	314
Cash and cash equivalents, end of year	703	411	89
Supplemental cash flow information
Cash income taxes paid	36	35	87
Cash interest paid	201	185	188
Common shares
Financing activities
Dividends paid	(47)	(45)	(46)
Preferred shares
Financing activities
Dividends paid	$ (39)	$ (40)	$ (40)